Document and Entity Information	12 Months Ended
Jun. 07, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 7, 2012
Registrant Name	RUSSELL INVESTMENT CO
Central Index Key	0000351601
Amendment Flag	false
Document Creation Date	Jun 7, 2012
Document Effective Date	Jun 7, 2012
Prospectus Date	Jun 7, 2012

Russell Multi-Strategy Alternative Fund
RISK/RETURN SUMMARY RUSSELL MULTI-STRATEGY ALTERNATIVE FUND
Investment Objective (Non-Fundamental)
The Fund seeks to achieve long-term capital growth with low correlation to, and lower volatility than, global equity markets.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 38 and 40, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 17 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Multi-Strategy Alternative Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Multi-Strategy Alternative Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.50%	1.50%	1.50%	1.50%	1.50%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.19%)	[1]	0.56%	0.81%	0.81%	0.56%	0.38%
Acquired Fund Fees and Expenses	[1]	0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	[1]	2.49%	3.24%	2.49%	2.24%	2.06%
Less Fee Waivers and Expense Reimbursements	[1]	(0.17%)	(0.17%)	(0.17%)	(0.17%)	(0.17%)
Net Annual Fund Operating Expenses	[1]	2.32%	3.07%	2.32%	2.07%	1.89%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year. A wholly-owned subsidiary of the Fund (the "Subsidiary"), organized as a company under the laws of the Cayman Islands, pays Russell Investment Management Company ("RIMCo") an advisory fee and pays Russell Fund Services Company ("RFSC") an administrative fee at the annual rates of 1.50% and 0.05%, respectively, of the Subsidiary's net assets (collectively, the "Subsidiary Fees"). Pursuant to a contractual agreement with the Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC.

Example
                          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

                          The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs takes into account the effect of any permanent fee waivers and/or reimbursements for all periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Multi-Strategy Alternative Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	797	310	235	210	192
3 Years	1,258	948	724	649	594

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is new and has no Shares outstanding, it does not have a portfolio turnover rate at this time.
Investments, Risks and Performance Principal Investment Strategies of the Fund
                          The Fund seeks to achieve its investment objective by employing a multi-manager approach whereby portions of the Fund’s assets are allocated to different money managers unaffiliated with RIMCo that employ a diverse range of alternative investment strategies. The money managers will utilize Relative Value, Event Driven, Equity Hedge and Tactical Trading strategies, as described below. Pursuant to the money managers’ various investment strategies, the Fund may invest in a broad range of instruments, markets and asset classes economically tied to U.S., foreign and emerging markets. Investments may include equity securities, fixed income securities and derivatives. The Fund may take both long and short positions in all of its investments. A long position is one with the expectation that the underlying asset will rise in value. A short position is one with the expectation that the underlying asset will decline in value. The Fund may also make investments for hedging purposes in order to address perceived misalignment between the Fund’s investment exposures and current or anticipated market conditions. The Fund may or may not, at any one time, invest in all of the instruments or utilize all of the investment strategies discussed below.

                          In selecting money managers, RIMCo seeks to identify money managers that, based on their investment strategies and historical performance, have the potential, in the opinion of RIMCo, to perform independently of each other and achieve low correlation to, and lower volatility than, global equity markets. When determining how to allocate the Fund’s assets among money managers, RIMCo considers a variety of factors. These factors include a money manager’s investment strategy, investment approach, investment sub-strategy and expected return potential, as well as various characteristics of the money manager’s typical investment portfolio. RIMCo also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

                          Fund assets not allocated to money managers are managed by RIMCo. Assets not allocated to money managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund’s portfolio characteristics as a means to manage the Fund’s risk factor exposures.

                          The Fund’s money managers use the following alternative investment strategies: (1) Relative Value strategy, (2) Event Driven strategy, (3) Equity Hedge strategy and (4) Tactical Trading strategy. Each of these strategies (with the exception of the Relative Value strategy) may employ both relative value and directional trading strategies. Directional trading emphasizes market movements and movements in security prices (rather than seeking to identify price discrepancies or liquidity mismatches).

                          Relative Value Strategy: An investment strategy that seeks to identify price discrepancies or liquidity mismatches among securities that share a common financial factor such as interest rates, an index or issuer to seek gains and mitigate risk. The strategy is not reliant upon market direction. A money manager may employ a variety of quantitative and qualitative techniques to identify securities it believes are mispriced or display liquidity discrepancies based upon historical, fundamental or technical factors.

                          Event Driven Strategy: An investment strategy that seeks gains from market movements in the prices of financial instruments caused by specific events. Such events may include balance sheet restructurings, mergers and acquisitions, litigation, regulatory action or a change in perception of the riskiness of investments. Investments in an Event Driven strategy may include corporate fixed income securities, equity-related instruments, non-agency asset-backed and mortgage-backed securities. Certain of these investments may be illiquid.

                          Equity Hedge Strategy: An investment strategy that utilizes long and short positions primarily in equity and equity-related instruments. On the long side, money managers will seek gains from securities that they believe are undervalued, provide short term trading opportunities or offer growth opportunities. On the short side, money managers will (1) seek gains from securities that they believe are overvalued or provide short term trading opportunities, (2) seek to reduce overall market risk or (3) seek gains from an anticipated decline in the price of a company or index by using short sales or options on common stocks or indexes to hedge risk. This strategy may also use derivatives, including options, futures and options on futures.

                          Tactical Trading Strategy: An investment strategy across global markets that seeks gains based on themes or trends in equity markets, interest rates, commodity markets, government securities, currencies or futures markets. These themes or trends can be price-based (i.e., asset price momentum or an asset price relative to another asset or set of assets) or based on economic theory (i.e., forecasts based on the analysis of interest rate trends, political changes, government policy, flow of funds, or other broad systemic factors). While Tactical Trading strategies often utilize directional long or short positions across global markets, they may also express views on the relative value of assets. Tactical Trading may use multi-durational investments, including short-term investments, to seek gains.

                          The Fund invests in equity securities of issuers of any market capitalization which are economically tied to U.S., foreign and emerging markets. These securities may include preferred stocks, rights, warrants, convertible securities, initial public offerings and depositary receipts. The Fund may invest in securities of companies, known as real estate investment trusts (“REITs”) that own and/or manage properties.

                          The Fund also invests in fixed income securities of any credit quality and maturity, including fixed income securities that are rated below investment grade (commonly referred to as high yield or “junk bonds”). The Fund also invests in (1) U.S. and non-U.S. corporate fixed income securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities) and by non-U.S. governments, or by their respective agencies and instrumentalities, (4) emerging markets debt securities, (5) municipal debt obligations, (6) mortgage-backed securities and (7) asset-backed securities. The Fund may also invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing currency futures and options on futures, forward currency contracts and currency options. The Fund may also engage in currency transactions for speculative purposes. The Fund invests in derivative instruments, including swaps, futures, options and credit default swaps. The Fund may invest in credit linked notes and credit options.

                          The Fund invests in derivative instruments to take either long or short positions relative to the underlying asset, including futures, options, swaps, swaptions and credit derivatives.

                          The Fund may invest directly, or indirectly through the Subsidiary, in commodity-linked derivative instruments (including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions), exchange traded funds, exchange traded notes and commodity-linked securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. The Fund may invest up to 25% of its total assets in the Subsidiary.

                          A portion of the Fund’s net assets may be illiquid securities.

                          The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses).

                          From time to time, RIMCo may equitize cash received from large subscriptions on a short-term basis by purchasing equity securities and/or derivatives, which typically include index futures contracts.

Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
                          An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Multi-Manager Approach. While the investment strategies employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Active Management. The securities selected for the portfolio may not perform as the Fund’s money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund’s portfolio risk and it is possible that its judgments regarding a Fund’s risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund’s portfolio characteristics.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Securities selected using a quantitative analysis can perform differently from the market as a whole. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Tax Risk. The tax treatment of the Fund’s investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (“IRS”) that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, and is generally not subject to all of the provisions of the 1940 Act.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
  Large Redemptions. The Fund is expected to be used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  New Fund Risk. The Fund is a new fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
                          Please refer to the “Risks” section in the Fund’s Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Jun 7, 2012
Russell Multi-Strategy Alternative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY RUSSELL MULTI-STRATEGY ALTERNATIVE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital growth with low correlation to, and lower volatility than, global equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 38 and 40, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 17 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is new and has no Shares outstanding, it does not have a portfolio turnover rate at this time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

                          The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs takes into account the effect of any permanent fee waivers and/or reimbursements for all periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by employing a multi-manager approach whereby portions of the Fund’s assets are allocated to different money managers unaffiliated with RIMCo that employ a diverse range of alternative investment strategies. The money managers will utilize Relative Value, Event Driven, Equity Hedge and Tactical Trading strategies, as described below. Pursuant to the money managers’ various investment strategies, the Fund may invest in a broad range of instruments, markets and asset classes economically tied to U.S., foreign and emerging markets. Investments may include equity securities, fixed income securities and derivatives. The Fund may take both long and short positions in all of its investments. A long position is one with the expectation that the underlying asset will rise in value. A short position is one with the expectation that the underlying asset will decline in value. The Fund may also make investments for hedging purposes in order to address perceived misalignment between the Fund’s investment exposures and current or anticipated market conditions. The Fund may or may not, at any one time, invest in all of the instruments or utilize all of the investment strategies discussed below.

                          In selecting money managers, RIMCo seeks to identify money managers that, based on their investment strategies and historical performance, have the potential, in the opinion of RIMCo, to perform independently of each other and achieve low correlation to, and lower volatility than, global equity markets. When determining how to allocate the Fund’s assets among money managers, RIMCo considers a variety of factors. These factors include a money manager’s investment strategy, investment approach, investment sub-strategy and expected return potential, as well as various characteristics of the money manager’s typical investment portfolio. RIMCo also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

                          Fund assets not allocated to money managers are managed by RIMCo. Assets not allocated to money managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund’s portfolio characteristics as a means to manage the Fund’s risk factor exposures.

                          The Fund’s money managers use the following alternative investment strategies: (1) Relative Value strategy, (2) Event Driven strategy, (3) Equity Hedge strategy and (4) Tactical Trading strategy. Each of these strategies (with the exception of the Relative Value strategy) may employ both relative value and directional trading strategies. Directional trading emphasizes market movements and movements in security prices (rather than seeking to identify price discrepancies or liquidity mismatches).

                          Relative Value Strategy: An investment strategy that seeks to identify price discrepancies or liquidity mismatches among securities that share a common financial factor such as interest rates, an index or issuer to seek gains and mitigate risk. The strategy is not reliant upon market direction. A money manager may employ a variety of quantitative and qualitative techniques to identify securities it believes are mispriced or display liquidity discrepancies based upon historical, fundamental or technical factors.

                          Event Driven Strategy: An investment strategy that seeks gains from market movements in the prices of financial instruments caused by specific events. Such events may include balance sheet restructurings, mergers and acquisitions, litigation, regulatory action or a change in perception of the riskiness of investments. Investments in an Event Driven strategy may include corporate fixed income securities, equity-related instruments, non-agency asset-backed and mortgage-backed securities. Certain of these investments may be illiquid.

                          Equity Hedge Strategy: An investment strategy that utilizes long and short positions primarily in equity and equity-related instruments. On the long side, money managers will seek gains from securities that they believe are undervalued, provide short term trading opportunities or offer growth opportunities. On the short side, money managers will (1) seek gains from securities that they believe are overvalued or provide short term trading opportunities, (2) seek to reduce overall market risk or (3) seek gains from an anticipated decline in the price of a company or index by using short sales or options on common stocks or indexes to hedge risk. This strategy may also use derivatives, including options, futures and options on futures.

                          Tactical Trading Strategy: An investment strategy across global markets that seeks gains based on themes or trends in equity markets, interest rates, commodity markets, government securities, currencies or futures markets. These themes or trends can be price-based (i.e., asset price momentum or an asset price relative to another asset or set of assets) or based on economic theory (i.e., forecasts based on the analysis of interest rate trends, political changes, government policy, flow of funds, or other broad systemic factors). While Tactical Trading strategies often utilize directional long or short positions across global markets, they may also express views on the relative value of assets. Tactical Trading may use multi-durational investments, including short-term investments, to seek gains.

                          The Fund invests in equity securities of issuers of any market capitalization which are economically tied to U.S., foreign and emerging markets. These securities may include preferred stocks, rights, warrants, convertible securities, initial public offerings and depositary receipts. The Fund may invest in securities of companies, known as real estate investment trusts (“REITs”) that own and/or manage properties.

                          The Fund also invests in fixed income securities of any credit quality and maturity, including fixed income securities that are rated below investment grade (commonly referred to as high yield or “junk bonds”). The Fund also invests in (1) U.S. and non-U.S. corporate fixed income securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities) and by non-U.S. governments, or by their respective agencies and instrumentalities, (4) emerging markets debt securities, (5) municipal debt obligations, (6) mortgage-backed securities and (7) asset-backed securities. The Fund may also invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing currency futures and options on futures, forward currency contracts and currency options. The Fund may also engage in currency transactions for speculative purposes. The Fund invests in derivative instruments, including swaps, futures, options and credit default swaps. The Fund may invest in credit linked notes and credit options.

                          The Fund invests in derivative instruments to take either long or short positions relative to the underlying asset, including futures, options, swaps, swaptions and credit derivatives.

                          The Fund may invest directly, or indirectly through the Subsidiary, in commodity-linked derivative instruments (including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions), exchange traded funds, exchange traded notes and commodity-linked securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. The Fund may invest up to 25% of its total assets in the Subsidiary.

                          A portion of the Fund’s net assets may be illiquid securities.

                          The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses).

                          From time to time, RIMCo may equitize cash received from large subscriptions on a short-term basis by purchasing equity securities and/or derivatives, which typically include index futures contracts.

		Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Multi-Manager Approach. While the investment strategies employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Active Management. The securities selected for the portfolio may not perform as the Fund’s money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund’s portfolio risk and it is possible that its judgments regarding a Fund’s risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund’s portfolio characteristics.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Securities selected using a quantitative analysis can perform differently from the market as a whole. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Tax Risk. The tax treatment of the Fund’s investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (“IRS”) that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, and is generally not subject to all of the provisions of the 1940 Act.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
  Large Redemptions. The Fund is expected to be used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  New Fund Risk. The Fund is a new fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
                          Please refer to the “Risks” section in the Fund’s Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Russell Multi-Strategy Alternative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.19%)	rr_OtherExpensesOverAssets	0.56%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.32%	[2]
1 Year	rr_ExpenseExampleYear01	797
3 Years	rr_ExpenseExampleYear03	1,258
Russell Multi-Strategy Alternative Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.19%)	rr_OtherExpensesOverAssets	0.81%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.24%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.07%	[2]
1 Year	rr_ExpenseExampleYear01	310
3 Years	rr_ExpenseExampleYear03	948
Russell Multi-Strategy Alternative Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.19%)	rr_OtherExpensesOverAssets	0.81%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.32%	[2]
1 Year	rr_ExpenseExampleYear01	235
3 Years	rr_ExpenseExampleYear03	724
Russell Multi-Strategy Alternative Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.19%)	rr_OtherExpensesOverAssets	0.56%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.07%	[2]
1 Year	rr_ExpenseExampleYear01	210
3 Years	rr_ExpenseExampleYear03	649
Russell Multi-Strategy Alternative Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.19%)	rr_OtherExpensesOverAssets	0.38%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%	[2]
1 Year	rr_ExpenseExampleYear01	192
3 Years	rr_ExpenseExampleYear03	594

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year. A wholly-owned subsidiary of the Fund (the "Subsidiary"), organized as a company under the laws of the Cayman Islands, pays Russell Investment Management Company ("RIMCo") an advisory fee and pays Russell Fund Services Company ("RFSC") an administrative fee at the annual rates of 1.50% and 0.05%, respectively, of the Subsidiary's net assets (collectively, the "Subsidiary Fees"). Pursuant to a contractual agreement with the Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Jun 7, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 7, 2012